Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Jun. 24, 2015	Dec. 31, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity Note, Stock Split	1.333
Common Stock, Shares Authorized		1,000,000,000	1,000,000,000	200,000,000
Preferred Stock, Shares Authorized			100,000,000
Purchase of noncontrolling interests		33,977,273
Underwriter Option Shares		4,431,818
Shares Issued, Price Per Share		$ 22.50
Proceeds from IPO, net of Underwriter Fees and Costs		$ 714.7